Related Party Transactions (Details) - Schedule of Related Parties and their Relationships	6 Months Ended
Jun. 30, 2024
Fujian Bafang Shengfeng Logistics Co., Ltd (“Fujian Bafang”) [Member]
Schedule of Related Parties and their Relationships [Line Items]
Related parties relationship	An equity investee of the Company
Fuzhou Tianyu Shengfeng Industrial Co., Ltd (“Fuzhou Tianyu”) [Member]
Schedule of Related Parties and their Relationships [Line Items]
Related parties relationship	A company controlled by Yongxu Liu, CEO and Chairman of the Company
Fuzhou Tianyu Shengfeng Property Management Co., Ltd (“Fuzhou Tianyu Management”) [Member]
Schedule of Related Parties and their Relationships [Line Items]
Related parties relationship	A company under the control of a shareholder
Fuzhou Tianyu Yuanmei Catering Co., Ltd (“Fuzhou Tianyu Catering”) [Member]
Schedule of Related Parties and their Relationships [Line Items]
Related parties relationship	A company under the control of a shareholder
Fujian Desheng Logistics Co., Ltd (“Fujian Desheng”) [Member]
Schedule of Related Parties and their Relationships [Line Items]
Related parties relationship	A company under the control of a shareholder
Yongxu Liu [Member]
Schedule of Related Parties and their Relationships [Line Items]
Related parties relationship	The Company’s CEO and Chairman
Yongteng Liu [Member]
Schedule of Related Parties and their Relationships [Line Items]
Related parties relationship	CEO’s brother
Fuzhou Puhui Technology Co., Ltd [Member]
Schedule of Related Parties and their Relationships [Line Items]
Related parties relationship	Non-controlling shareholder of Ningde Shengfeng Logistics Co. Ltd.